Summary of Significant Accounting Policies (Details) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 27, 2023	Dec. 31, 2021	Dec. 31, 2021	Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023	Apr. 30, 2022	May 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest				$ 346,162		$ 267,947	$ 267,947
Net income				78,215	$ 26,653	387,498	92,282
Retained earnings				417,771		522,710
Net income				104,939		1,639,301
Net loss					597,040		655,026
Stock value				1,610,000		2,570,000
Working capital				1.44		86,864
Insurance amount				250,000		250,000
Insurance amount				862,081		1,819,766	872,318
Restricted cash				$ 1,101		1,101	74,370
Investments percenatge				20.00%
Contract liability				$ 370,836		449,334	370,929
Advertising expense				$ 30,637	$ 10,078	$ 73,678	$ 157,561
Total net sales percentage				10.00%	10.00%	10.00%	10.00%
Purchase percentage				10.00%		10.00%	10.00%
Tax benefit				50.00%		50.00%
Negative Amount						$ 119,551	$ 119,551
Equity method investment ownership percentage						10.00%
Maison San Gabriel [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Subsidiary, ownership percentage, noncontrolling owner				9.00%		9.00%
Maison Monrovia [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Subsidiary, ownership percentage, noncontrolling owner				14.75%		14.75%
Maison El Monte [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Subsidiary, ownership percentage, noncontrolling owner				8.33%		8.33%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity method investment ownership percentage						20.00%
Dai Cheong Trading Inc., [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage								10.00%
HKGF Market of Alhambra, Inc.[Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage		10.00%	10.00%
Equity method investment ownership percentage							10.00%
HKGF Market of Arcadia, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage	40.00%	10.00%	10.00%
Invested amount	$ 1,440,000
DC Holding [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Trading						$ 162,665		$ 162,665
Chief Executive Officer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Investment percent						100.00%		100.00%
Ms. Grace Xu [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shareholder value		$ 40,775	$ 40,775
Principal Owner [Member] | HKGF Market of Arcadia, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage	50.00%